Earnings (Loss) per share - Summary of Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss attributable to the stockholders of the Group	$ (52,419)	$ (60,514)	$ (825)
Weighted average number of outstanding common shares (thousands)	190,695	181,554	168,350
Basic and diluted earnings loss per share	$ (0.275)	$ (0.333)	$ (0.005)